Roll-Forward of Credit Losses Component Recognized in Earnings (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Balance, beginning of year	87,916
Additions:
Credit impairments on securities that have been previously impaired	442
Credit impairments on securities not previously impaired	8,748
Reductions:
For securities sold (or matured)	4,675
For increases in expected cash flows	1
Balance, end of year	92,430